ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

12. ACCOUNTS PAYABLE

	As of December 31,
	2023	2024
	RMB	RMB

Merchandise purchase payables	61,004	32,219
Payable to merchants (1)	32,704	20,386
Warehouse and logistic fees payables	3,074	2,073
Total accounts payable	96,782	54,678

(1)	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)